Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-term debt
Disclosure of detailed information about borrowings

		Word Z		HomeTech
	Crown	Promissory	WordZ SBA	VTB Loan
	Capital (a)	note (b)	Loan	(b)	Total
Balance as at December 31, 2021	$11,472,235	$323,551	$—	$203,322	$11,999,108
Add: current portion	308,892	446,552	114,269	240,000	1,109,713
	$11,781,127	$770,103	$114,269	$443,322	$13,108,821
Interest expense	900,202	29,667	238	—	930,107
Accretion expense	244,611	64,521	—	40,217	349,349
Interest payment	(1,005,758)	(34,600)	(238)	—	(1,040,596)
Debt repayment	(4,015,669)	(411,952)	(114,269)	(220,000)	(4,761,890)
Amendment fee	(239,880)	—	—	—	(239,880)
Loss on extinguishment of debt	747,865	—	—	—	747,865
Foreign exchange translation	(439,707)	—	—	—	(439,707)
Balance as at December 31, 2022	$7,972,791	$417,739	$—	$263,540	$8,654,070
Less: Current portion	(7,972,791)	(417,739)	—	(243,728)	(8,634,258)
	$—	$—	$—	$19,812	$19,812

		Word Z		Transcription
	Crown Capital	Promissory	WordZ SBA	Express VTB	HomeTech
	(a)	note (b)	Loan	Loan (b)	VTB Loan (b)	Total
Balance as at December 31, 2020	$11,093,400	$617,751	$45,923	$—	$381,725	$12,138,799
Add: current portion	304,746	446,552	214,307	280,531	240,000	1,486,136
	$11,398,146	$1,064,303	$260,230	$280,531	$621,725	$13,624,935
Interest expense	1,232,349	49,890	—	5,892	—	1,288,131
Accretion expense	347,372	102,462	—	—	61,597	511,431
Interest payment	(1,231,369)	(39,109)	(832)	(5,892)	—	(1,277,202)
Debt repayment	—	(407,443)	(145,129)	(280,531)	(240,000)	(1,073,103)
Foreign exchange translation	34,629	—	—	—	—	34,629
Balance as at December 31, 2021	$11,781,127	$770,103	$114,269	$—	$443,322	$13,108,821
Less: Current portion	(308,892)	(446,552)	(114,269)	—	(240,000)	(1,109,713)
	$11,472,235	$323,551	$—	$—	$203,322	$11,999,108

Schedule of minimum remaining principal repayments

	Crown	wordZ promissory	HomeTech
	Capital	note	VTB loan	Total
2023	$7,701,650	$432,939	$260,000	$8,394,589
2024	—	—	20,000	20,000
	$7,701,650	$432,939	$280,000	$8,414,589